Stockholders' Equity (Details) - USD ($)	1 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2018	Jul. 24, 2018	Oct. 31, 2017	May 31, 2017	Jun. 30, 2018	Jul. 31, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders Equity [Line Items]
Common stock, shares authorized							1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value (in dollars per share)							$ 0.001	$ 0.001	$ 0.001
Amount of shares issued								$ 10,000,000
Private placement | Investors, officers & directors and affiliates
Stockholders Equity [Line Items]
Number of shares issued				727,273
Shares Issued, Price Per Share				$ 2.75
Amount of shares issued				$ 2,000,000
Guo Yuan | Private placement
Stockholders Equity [Line Items]
Number of shares issued			5,494,505
Shares Issued, Price Per Share			$ 1.82
Amount of shares issued			$ 10,000,000
Subscription Agreement [Member] | GTD | Private placement
Stockholders Equity [Line Items]
Proceeds from Issuance of Common Stock	$ 10,000,000
Total amount of investment					$ 10,000,000				$ 40,000,000
Number of shares issued	5,494,505
Shares Issued, Price Per Share	$ 1.82
Subscription Agreement [Member] | SSSIG
Stockholders Equity [Line Items]
Proceeds from Issuance of Common Stock								$ 1,100,000
Total amount of investment						$ 1,100,000
Number of shares expected to issued in 2019								572,917
Share Purchase & Option Agreement [Member] | Star Thrive Group Limited [Member]
Stockholders Equity [Line Items]
Number of shares issued		5,027,324						5,027,324
Amount of shares issued								$ 9,200,000
Call option description		the Star may, within 24 months after July 24, 2018, purchase from the Company such number of shares of common stock that would bring Star's total ownership of the Company's issued and outstanding shares up to 19.5% on a fully diluted basis, at a price equal to 95% of the weighted average trading price of the common stock within 3 months prior to the exercise date of the Call Option.						the Star may, within 24 months after July 24, 2018, purchase from the Company such number of shares of common stock that would bring Star's total ownership of the Company's issued and outstanding shares up to 19.5% on a fully diluted basis, at a price equal to 95% of the weighted average trading price of the common stock within 3 months prior to the exercise date of the Call Option.
Fair value of call option								$ 8,000,000
Expected term								1 year 9 months 22 days
Volatility rate								132.55%
Risk-free interest rate								2.81%
Dividend yield								0.00%
Convertible preferred shares- Series A
Stockholders Equity [Line Items]
Preferred stock, shares authorized						50,000,000	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001	$ 0.001
Series A preferred stock
Stockholders Equity [Line Items]
Preferred stock, shares issued						7,000,000	7,000,000	7,000,000
Preferred stock, shares outstanding							7,000,000	7,000,000
Number of common stock issued for conversion							933,333
Preferred stock, voting rights							ten vote	one vote
Liquidation preference value, per share							$ 0.50